Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Series C Warrants April 2013 [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate			0.00%
Risk-free interest rate			0.14%
Expected volatility			48.00%
Expected term (in years)			2 years 1 month 28 days
Series C Warrants November 2013 [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate			0.00%
Risk-free interest rate			0.16%
Expected volatility			47.00%
Expected term (in years)			2 years 10 months 13 days
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.74%
Expected volatility	47.00%
Expected term (in years)	10 years
SCI June 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		1.51%
Expected volatility		47.00%
Expected term (in years)		10 years